Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of March 31, 2016 and December 31, 2015, the Company had an aggregate of 38,082,488 shares and 32,211,956 shares of common stock outstanding, respectively.

In connection with the Secured Convertible Notes to Hankey Capital, the Company issued 11,392,406 common shares as collateral. (See Note 6)

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the Board.

Common Stock Warrants

As of March 31, 2016, the Company had outstanding unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Shares	Expiration date
2006	$0.17	60,920	October 31, 2016
2009	$0.44	118,383	March 16, 2019
2010	$0.44	254,997	February 4, 2020
April 2013	$1.00	50,000	April 28, 2020
September 2013	$1.00	50,000	September 4, 2020
September 2013	$1.00	25,000	September 20, 2020
November 2013	$1.00	75,000	November 14, 2020
July 2014	$1.50	166,667	May 30, 2018
July 2014	$1.50	166,667	September 30, 2018
July 2014	$1.00	500,000	September 30, 2018
July 2014	$1.00	46,667	July 2, 2018
July 2014	$0.00	12,625	July 10, 2018
September 2014	$1.62	625,000	August 31, 2021
September 2014	$1.00	699,671	September 18, 2021
September 2014	$1.00	89,588	September 29, 2021
October 2014	$1.00	126,582	October 23, 2017
October 2014	$1.58	3,164,558	October 23, 2019
February 2015	$1.58	699,037	February 14, 2018
May 2015	$1.58	1,898,734	May 4, 2020
October 2015	$1.58	158,229	October 27, 2018
February 2016	$2.05	1,463,415	February 23, 2021

Total warrants at March 31, 2016		10,451,740	3.94 years

An aggregate of 791,139 common stock warrants were exercised during the three months ended March 31, 2016. No common stock warrants expired during the three months ended March 31, 2016. No common stock warrants were exercised or expired during the three months ended March 31, 2015.

8. Stockholders’ Equity

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of December 31, 2015 and 2014, the Company had an aggregate of 32,211,956 shares and 24,269,047 shares of common stock outstanding, respectively.

In connection with the Secured Convertible Notes to Hankey Capital, the Company issued 8,860,760 common shares as collateral. (See Note 7)

Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the Board.

Agent Warrants

The Company’s engagement with Forefront expired without renewal on February 15, 2015. Under the agreement, Forefront or its designees received the following warrant (“Agency Warrant”). Such Agent Warrant was issued at the closing of the Private Placement and provided, among other things, that the Agent Warrant shall: (i) be exercisable at the price of the securities (or the exercise price of the securities) issued to the investors in the offering, (ii) expire five (5) years from the date of issuance, (iii) include customary registration rights, including the registration rights provided to the Investors, (iv) contain provisions for cashless exercise and (v) include such other terms that are normal and customary for warrants of this type. In addition, Forefront or its designees received an additional warrant (“Advisory Warrant”) equal to 2.0% of the Company’s post-merger and financing fully diluted shares outstanding upon the closing of $2.5 million of investors on which Forefront is eligible to receive compensation.

On February 15, 2015, Forefront was issued the Advisory Warrant to purchase 699,037 shares of Common Stock which represents 2.0% of the Company’s post-merger fully diluted shares outstanding at $1.58 per share upon expiration of their engagement. The warrants expire in three years from issuance date. The initial fair value of the warrants was estimated at an aggregate value of $363,499, using the Black-Scholes option pricing model with the following assumptions at the date of issuance: expected volatility of 97.76%, risk-free interest rate of 1.10%, contractual term of 3 years and dividend yield of 0%.

AFH Revised Milestone Side Letter Agreement

On August 11, 2015 the Company entered into the Letter Agreement, by and between, Bone Biologics Corporation and AFH to amend the Side Letter Agreement, dated September 7, 2014 (the “Letter Agreement”), by and among Bone Biologics (formerly known as Bone Biologics, Inc.) MTF and AFH. Pursuant to the Letter Agreement, AFH and MTF are each entitled to receive shares of the Company equal to and not to exceed 2.5% of the fully diluted shares of the Company at the time of the completion of the Milestone Targets (“Milestone Shares”). The Milestone Targets have not been met. The Company used commercially reasonably best efforts in pursuit of performance under the Letter Agreement even though the milestones were not achieved, but notwithstanding, desires (and believes it is in the best interest of the Company’s stockholders) to issue such equity, Eight Hundred Sixty Seven Thousand One Hundred Sixty-Three (867,163) Common Shares, to AFH so long as AFH forfeits any rights or claims to receive the Milestone Shares under the Letter Agreement.

AFH is clawing back 2.5% (or 867,163 shares) of the fully diluted shares (“Claw-Back Rights shares”) as of August 11, 2015, that were previously cancelled. These Claw-Back Rights shares follow the characteristics of the shares issued in connection with the original merger. The milestone provision originally contemplated that the shares issued would serve as additional inducement to AFH to be party to the merger. The parties subsequently agreed that the original milestone provisions would no longer be applicable and therefore the previously cancelled shares were reinstated. The Company recorded these shares as if they were part of the original recapitalization and accordingly there is no expense associated with this transaction with the effect being a reclassification of the reinstated shares.

MTF Revised Milestone Side Letter Agreement

On August 11, 2015 the Company entered into the Letter Agreement, by and between, Bone Biologics Corporation and MTF to amend the Side Letter Agreement, dated September 7, 2014 (the “Letter Agreement”), by and among Bone Biologics Corporation (formerly known as Bone Biologics, Inc., the “Company”), Musculoskeletal Transplant Foundation (“MTF”) and AFH. Pursuant to the Letter Agreement, AFH and MTF are each entitled to receive shares of the Company equal to and not to exceed 2.5% of the fully diluted shares of the Company at the time of the completion of the Milestone Targets (“Milestone Shares”). The Milestone Targets have not been reached, and in consideration for the support and cooperation of MTF in trying to reach the Milestone Targets and the closing of certain financings, including the conversion of debt by MTF in order to facilitate certain financings, the Company hereby authorizes the issuance of Company Common Shares to MTF in the amount of 2.5% of the fully diluted shares, Eight Hundred Sixty Seven Thousand One Hundred Sixty-Three (867,163) Common Shares, of the Company as of the date hereof. The Company recognized $1,370,118 as general and administrative expense.

Founders Agreement

Bone Biologics Corporation (the “Company”) entered into a letter agreement (the “Letter Agreement”), effective October 2, 2015, with each of Dr. Chia Soo (who currently serves as a director of the Company), Dr. Eric Kang Ting and Dr. Ben Wu (who currently serves as a director of the Company) (collectively, the “Founders”). Pursuant to the Letter Agreement, the Founders agree to deliver to the Company all past work product and past data related to NELL-1 (the “Data”) for use by the Company in its sole discretion, within the applicable licensing rights granted by the University of California and in exchange the Company agrees to the future issuance of an aggregate of 1,153,846 shares of the Company’s common stock, par value $0.001 per share, (the “Shares”). The Shares are to be equally distributed between the Founders upon the earlier of (i) the third anniversary of the Agreement and (ii) the occurrence of a Liquidity Event (as defined in the Letter Agreement). The Letter Agreement also provides the Shares with certain piggyback registration rights upon the occurrence of an equity financing by the Company.

The Letter Agreement related to past work product and past data and therefore will be expensed as research and development costs upon the effective date and recorded as shares to be issued.

AFH Consulting Services

On October 28, 2015, the Registrant agreed (i) to issue a total of 915,614 shares of common stock of the Registrant (the “Shares”) and warrants to purchase 158,229 shares of common stock of the Registrant (the “Warrants”) and (ii) to make a payment of $275,000. The Warrants have an exercise price of $1.58. The shares were issued and the payment was made to AFH Holding & Advisory, LLC (“AFH”) as payment for advisory services rendered to the Company. Mr. Amir Heshmatpour is the controlling party of AFH and an affiliate and board observer of the Registrant.

Boden Consulting Agreement

Effective November 13, 2015, Bone Biologics Corporation appointed Scott D. Boden, MD as Chief Medical Advisor. The Company and Dr. Boden have entered into an Independent Contractor Agreement.

Dr. Boden is a tenured Professor of Orthopaedic Surgery at the Emory University School of Medicine and serves as the Director of the Emory Orthopaedics & Spine Center, Vice Chair of Orthopaedics, CMO/CQO of The Emory University Orthopaedics & Spine Hospital, and Emory Healthcare Physician Director of Strategy and Development for Orthopaedics & Spine Programs. He is also the Clinical Director of the Whitesides Orthopaedic Research Laboratory.

In exchange for the services to be rendered by Consultant hereunder, Company shall issue Consultant a stock option to purchase 1,174,816 shares of the Company’s common stock, which as of the effective date corresponds to approximately 2.75% of the Company’s fully diluted shares outstanding. Such stock option shall have a term of ten (10) years, and all shares shall vest on the date that is the fourth (4th) year anniversary of the date of issuance of such stock option, subject to the terms of the Company’s Equity Incentive Plan. Notwithstanding the foregoing, (i) in the event of a termination of this Agreement by the Company without cause pursuant to Section 4.2, or by Consultant with or without cause pursuant to Section 4.3 and Section 4.2, respectively, a pro-rated portion of the shares issuable pursuant to the stock option (based on the number of months that have then elapsed from the effective date, divided by 48 months) shall, at the option of the Consultant, immediately vest, and (ii) in the event of a change of control of the Company prior to a termination of the Agreement, all shares issuable pursuant to the stock option shall, at the option of the Consultant, immediately vest. For the purposes of the Agreement, the term “Change in Control” means a merger, reorganization or consolidation involving Company in which the voting securities of Company outstanding immediately prior thereto cease to represent at least fifty percent (50%) of the combined voting power of the surviving entity immediately after such merger, reorganization or consolidation. The exercise price per share for the issued stock option will be One Dollar and Fifty Eight Cents ($1.58), or, if greater, the fair market value per share of the Company’s common stock as of the date of grant, as determined by the Board of Directors of the Company. Consultant shall have the right to forfeit the stock option at any time prior to exercise upon written notice to the Company.

Common Stock Warrants

As of December 31, 2015, the Company had outstanding unexercised Common Stock Warrants as follows:

Date Issued	Exercise Price	Number of Shares	Expiration date

2006	$0.17	60,920	October 31, 2016
2009	$0.44	118,383	March 16, 2019
2010	$0.44	254,997	February 4, 2020
April 2013	$1.00	50,000	April 28, 2020
September 2013	$1.00	50,000	September 4, 2020
September 2013	$1.00	25,000	September 20, 2020
November 2013	$1.00	75,000	November 14, 2020
July 2014	$1.50	166,667	May 30, 2018
July 2014	$1.50	166,667	September 30, 2018
July 2014	$1.00	500,000	September 30, 2018
July 2014	$1.00	46,667	July 2, 2018
July 2014	$0.00	12,625	July 10, 2018
September 2014	$1.62	625,000	August 31, 2021
September 2014	$1.00	699,671	September 18, 2021
September 2014	$1.00	89,588	September 29, 2021
October 2014	$1.00	126,582	October 23, 2017
October 2014	$1.58	3,955,697	October 23, 2017
February 2015	$1.58	699,037	February 14, 2018
May 2015	$1.58	1,898,734	May 4, 2018
October 2015	$1.58	158,229	October 27, 2018

Total warrants at December 31, 2015		9,779,464	2.81 years

No common stock warrants were exercised or expired during the year ended December 31, 2015 and 2014.